COMMITMENTS AND CONTINGENCIES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Royalties agreement description	Pursuant to the agreement with the IIA relating to the program, the Company has to pay royalties of 3% to the IIA up to the amount IIA funding received and the accrued interest repayment of the grant is contingent upon the Company successfully completing its enhancement plans and generating sales from the enhancements preformed
Other cost of operating revenue	$ 60